Short-term Investments and Financial Instruments (Details) (USD $)	12 Months Ended		66 Months Ended	114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012
Short-term Investments and Financial Instruments [Abstract]
Short-term investments	$ 0	$ 6,100,000		$ 0
Assets:
Cash and cash equivalents	7,536,000	9,244,000		7,536,000
Short-term investments	0	6,066,000		0
Total fair value of assets	7,536,000	15,310,000		7,536,000
Liabilities:
Total fair value of liabilities	8,903,000			8,903,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Impairment of property and equipment	0	7,371,000	0	7,371,000
Charge related to fair value of liability		1,800,000
Charge related to termination benefits		1,700,000
U.S. government agency funds [Member]
Assets:
Short-term investments		4,021,000
Corporate securities [Member]
Assets:
Short-term investments		2,045,000
Warrant liability [Member]
Liabilities:
Total fair value of liabilities	6,178,000	2,511,000		6,178,000
Derivative liability [Member]
Liabilities:
Total fair value of liabilities	2,449,000			2,449,000
Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	276,000			276,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	7,536,000	9,244,000		7,536,000
Short-term investments	0	6,066,000		0
Total fair value of assets	7,536,000	15,310,000		7,536,000
Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments		4,021,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate securities [Member]
Assets:
Short-term investments		2,045,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0	0		0
Quoted prices in active markets for identical assets (Level 1) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0			0
Quoted prices in active markets for identical assets (Level 1) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0			0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0	0		0
Short-term investments	0	0		0
Total fair value of assets	0	0		0
Liabilities:
Total fair value of liabilities	0			0
Significant other observable inputs (Level 2) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments		0
Significant other observable inputs (Level 2) [Member] | Corporate securities [Member]
Assets:
Short-term investments		0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0	0		0
Significant other observable inputs (Level 2) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0			0
Significant other observable inputs (Level 2) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0			0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0	0		0
Short-term investments	0	0		0
Total fair value of assets	0	0		0
Liabilities:
Total fair value of liabilities	8,903,000			8,903,000
Significant unobservable inputs (Level 3) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments		0
Significant unobservable inputs (Level 3) [Member] | Corporate securities [Member]
Assets:
Short-term investments		0
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	6,178,000	2,511,000		6,178,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	2,511,000	0
Issuance of additional warrants	4,944,000	16,947,000
Change in fair value	(1,277,000)	(14,436,000)
Balance	6,178,000	2,511,000		6,178,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member] | 2011 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	2,511,000	0
Issuance of additional warrants	0	16,947,000
Change in fair value	(133,000)	(14,436,000)
Balance	2,378,000	2,511,000		2,378,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member] | 2012 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0	0
Issuance of additional warrants	4,944,000	0
Change in fair value	(1,144,000)	0
Balance	3,800,000	0		3,800,000
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	2,449,000			2,449,000
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member] | Convertible Note Call Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0
Issuance of derivative	3,181,000
Change in fair value	(732,000)
Balance	2,449,000			2,449,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	276,000			276,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0
Issuance of derivative	798,000
Exercise of exchange right	(310,000)
Change in fair value	(212,000)
Balance	276,000			276,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member] | Demand Note Exchange Right [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0
Issuance of derivative	310,000
Exercise of exchange right	(310,000)
Change in fair value	0
Balance	0			0
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member] | Convertible Note Conversion Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0
Issuance of derivative	488,000
Exercise of exchange right	0
Change in fair value	(212,000)
Balance	$ 276,000			$ 276,000